Account Receivable	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Receivables [Abstract]
Account Receivable

6. ACCOUNT RECEIVABLE

	Period Ended	Year Ended
	December 31, 2019	March 31, 2019
	(Unaudited)	(Audited)

Account receivable	$72,141	$85,873

As of December 31, 2019 and March 31, 2019, account receivable represent outstanding payment from participants that have attended the workshops amounted to $72,141 and $85,873 respectively.

6. ACCOUNT RECEIVABLE

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Account receivable	$85,873	$21,708

As of March 31, 2019 and March 31, 2018, account receivable represent outstanding payment from participants that have attended the workshops amounted to $85,873 and $21,708 respectively.